SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK-BASED COMPENSATION
SCHEDULE OF OPTION ACTIVITY UNDER 2021 PLAN AND 2018 PLAN

			Weighted-
			Average
			Remaining	Aggregate
		Weighted-Average	Contractual Term	Intrinsic Value
	Options	Exercise Price	(in years)	(in thousands)
Outstanding at December 31, 2023	5,230,344	$13.66	8.16	$49,728
Granted	1,489,191	19.70
Exercised	(265,482)	4.67
Cancelled/Forfeited	(2,739,949)	18.84
Outstanding at September 30, 2024	3,714,104	$12.91	4.98	$12
Vested and exercisable at September 30, 2024	2,791,181	12.06	3.95	12

The following table summarizes the option activity under the 2021 Plan and 2018 Plan for the year ended December 31, 2023:

			Weighted-
			Average
			Remaining	Aggregate
		Weighted-Average	Contractual Term	Intrinsic Value
	Options	Exercise Price	(in years)	(in thousands)
Vested and expected to vest at December 31, 2022	4,110,219	$9.23	8.46	$82,490
Granted	1,546,001	22.85
Exercised	(338,987)	2.91
Cancelled/Forfeited	(86,889)	9.62
Outstanding at December 31, 2023	5,230,344	$13.66	8.16	$49,728
Vested and exercisable at December 31, 2023	2,157,378	11.24	7.81	25,152
Vested and expected to vest at December 31, 2023	5,230,344	$13.66	8.16	$49,728

SCHEDULE OF UNVESTED RESTRICTED STOCK UNIT ACTIVITY

		Weighted-
		Average Grant
		Date Fair Value
	Units	Per Unit
Unvested restricted stock units as of December 31, 2023	21,968	$22.26
Granted	—	—
Vested	(5,492)	21.30
Forfeited	(16,476)	22.58
Unvested restricted stock units as of September 30, 2024	—	$—

		Weighted-
		Average Grant
		Date Fair Value
	Units	Per Unit
Unvested restricted stock units as of December 31, 2022	28,881	$21.62
Granted	3,000	24.58
Vested	(9,913)	21.10
Forfeited	—	—
Unvested restricted stock units as of December 31, 2023	21,968	$22.26

SCHEDULE OF FAIR VALUE OF STOCK OPTIONS ASSUMPTIONS

Year Ended December 31,
	2023	2022
Expected term (in years)	5.3 - 6.1	5.5 - 6.1
Expected volatility	73.9 - 91.5%	73.5 - 76.5%
Risk-free interest rate	3.5 - 4.8%	1.6 - 4.3%
Expected dividend	—	—

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE

Stock-based compensation expense recognized for all equity awards has been reported in the statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$458	$1,817	$4,987	$4,798
General and administrative	1,545	1,420	5,081	3,857
Total	$2,003	$3,237	$10,068	$8,655

Stock-based compensation expense by type of award included within the consolidated statements of operations and comprehensive income (loss) was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Stock options	$2,014	$3,140	$9,890	$8,369
Restricted stock awards and units	—	52	116	151
Employee stock purchase plan awards	(11)	45	62	135
Total	$2,003	$3,237	$10,068	$8,655

Stock-based compensation expense recognized for stock option grants has been reported in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$6,621	$2,129
General and administrative	5,285	3,347
Total	$11,906	$5,476

Stock-based compensation expense by type of award included within the consolidated statements of operations and comprehensive (loss) income was as follows:

	Year Ended December 31,
	2023	2022
Stock options	$11,494	$5,316
Employee stock purchase plan awards	211	62
Restricted stock awards and units	201	98
Total	$11,906	$5,476